Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2012	2011
	(In thousands)
Assets
Cash and cash equivalents	$1,438	$1,820
Investment in the Bank	38,529	38,393
Corporate owned life insurance	291	272
Other assets	1,996	1,583

Total assets	$42,254	$42,068

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	1,628	1,886
Stockholders’ equity	36,626	36,182

Total liabilities and stockholders’ equity	$42,254	$42,068

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Income
Dividends from subsidiary	$3,511	$4,448
Interest and dividend income from securities and federal funds	19	––

Total operating income	3,530	4,448

General, Administrative and Other Expenses	2,027	1,959

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,503	2,489

Income Tax Benefits	614	572

Income Before Equity in Undistributed Income of Subsidiary	2,117	3,061

Equity in Undistributed Income of Subsidiary	281	30

Net Income	$2,398	$3,091

Comprehensive Income	$2,231	$2,878

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Activities
Net income	$2,398	$3,091
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(281)	(30)
Amortization of ESOP and share-based compensation plans	408	403
Net change in other assets and other liabilities	(724)	(788)

Net cash provided by operating activities	1,813	2,688

Financing Activities
Dividends paid to stockholders	(2,253)	(2,988)
Proceeds from purchases of common stock by the dividend reinvestment plan	––	236
Purchase of treasury stock	(63)	––
Shares purchased for deferred compensation plan	121	72

Net cash used in financing activities	(2,195)	(2,680)

Net Change in Cash and Cash Equivalents	(382)	8

Cash and Cash Equivalents at Beginning of Year	1,820	1,812

Cash and Cash Equivalents at End of Year	$1,438	$1,820